Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	SFr 5,346	SFr 1,673	SFr (1,679)
Derivatives designated as hedging instruments	(5,020)	(1,597)	1,564
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(538)
Cash flow hedges | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net	0	0	1
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(474)	(314)	134
Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	1,018	7	(70)
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(56)	(9)	(33)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(60)	34	(32)
Cash flow hedges | Foreign exchange derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	0	0	(30)
Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(60)	34	(2)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(12)	47	458
Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	0	0	10
Bank | Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	4,677	1,523	(1,679)
Derivatives designated as hedging instruments	(4,355)	(1,448)	1,564
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(538)
Bank | Cash flow hedges | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net	0	0	1
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(474)	(314)	134
Bank | Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	1,018	7	(70)
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(56)	(9)	(33)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(60)	34	(32)
Bank | Cash flow hedges | Foreign exchange derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	0	0	(30)
Bank | Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(60)	34	(2)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(15)	51	451
Bank | Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	SFr 0	SFr 0	SFr 10